February 21, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:            Office of Filings, Information & Consumer Service

Re:	Highland Funds I (formerly “Pyxis Funds I”) (“Trust”) (File Nos. 333-132400 and 811-21866)

Ladies and Gentlemen:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated October 22, 2012 as amended February 8, 2013 for the Highland/iBoxx Senior Loan ETF, a series of the Trust, as filed electronically via EDGAR with the Securities and Exchange Commission on February 8, 2013 (Accession No. 0001193125-13-046653).

If you have any questions concerning this filing, you may contact me at 972-419-2575.

Very truly yours,

/s/ Ethan Powell
Ethan Powell Executive Vice President and Principal Executive Officer